Faegre Drinker Biddle & Reath LLP

1500 K Street, N.W., Ste. 1100

Washington, DC 20005

www.faegredrinker.com

November 27, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Privacore PCAAM Alternative Growth Fund (File No. 811-23960)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Amendment No. 2 (the “Amendment”) to the registration statement on Form N-2 (the “Registration Statement”) of Privacore PCAAM Alternative Growth Fund. The Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder. The purpose of the Amendment is to (1) respond to the Securities and Exchange Commission Staff’s comments on the Registration Statement; (2) make certain changes to the Registration Statement; and (3) file certain exhibits.

Questions and comments concerning the Registration Statement may be directed to the undersigned at (202) 230-5218 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Sincerely,

/s/ Gwendolyn A. Williamson
Gwendolyn A. Williamson